Restructuring Activity and Other Special Charges	12 Months Ended
Dec. 29, 2012
Restructuring Activity and Other Special Charges
2.	Restructuring Activity and Other Special Charges

For the year ended December 29, 2012, the Company recorded $9.8 million of restructuring costs and $66.1 million of other special charges. Included in these charges were $58.0 million of costs in the Marketing and Publishing Services segment consisting of $55.3 million of non-cash impairment charges associated with the write-down of goodwill and $0.5 million of non-cash asset related impairment charges. Also included in such charges was $2.2 million of severance and related benefit costs. Special charges in the Scholastic segment included $8.9 million of non-cash impairment charges associated with the write-down of goodwill, and $1.2 million of severance and related benefit costs associated with reductions in force. Special charges in the Memory Book segment included $7.8 million of costs consisting of $6.4 million of severance and related benefit costs associated with reductions in force and approximately $1.4 million of non-cash asset related impairment charges, in each case associated with the consolidation of its Clarksville, Tennessee and Topeka, Kansas facilities. The associated employee headcount reductions were 389, 60 and 39 in the Memory Book, Marketing and Publishing Services, and Scholastic segments, respectively.

For the year ended December 31, 2011, the Company recorded $7.9 million of restructuring costs and $36.5 million of other special charges. Included in these charges were $35.3 million of costs in the Marketing and Publishing Services segment consisting of $31.9 million of non-cash impairment charges associated with the write-down of goodwill in the amount of $24.9 million and other indefinite-lived intangible assets in the amount of $7.0 million and $1.0 million of severance and related benefit costs and $2.4 million of non-cash asset related impairment charges associated with the closure of its Milwaukee, Wisconsin facility. Special charges in the Memory Book segment included $6.6 million of costs consisting of $4.4 million of severance and related benefit costs associated with reductions in force and approximately $2.2 million of non-cash asset related impairment charges, in each case associated with the consolidation of its Clarksville, Tennessee and State College, Pennsylvania facilities. Special charges in the Scholastic segment included $2.2 million of severance and related benefit costs associated with reductions in force in connection with the consolidation of certain diploma operations. Also included in special charges were $0.3 million of severance and related benefit costs associated with the elimination of certain corporate management positions. The associated employee headcount reductions were 242, 137 and 46 in the Memory Book, Scholastic and Marketing and Publishing Services segments, respectively.

For the year ended January 1, 2011, the Company recorded $4.5 million of restructuring costs and $0.2 million of other special charges. Included in these charges were $2.4 million and $0.6 million related to cost reduction initiatives in the Scholastic and Memory Book segments, respectively, and $1.7 million of cost reduction initiatives and facility consolidation costs in the Marketing and Publishing Services segment. Included in these costs were approximately $0.2 million in the aggregate of non-cash asset impairment charges in the Scholastic and Marketing and Publishing Services segments. The associated employee headcount reductions were 181, 16 and 47 in the Scholastic, Memory Book and Marketing and Publishing Services segments, respectively.

Restructuring accruals of $2.9 million as of each of December 29, 2012 and December 31, 2011 are included in other accrued liabilities in the consolidated balance sheets. These accruals as of December 29, 2012 included amounts provided for severance and related benefits related to headcount reductions in each segment.

On a cumulative basis through December 29, 2012, the Company incurred $21.8 million of employee severance costs related to the 2010, 2011 and 2012 initiatives, which affected an aggregate of 1,157 employees. Visant paid $18.8 million in cash related to these initiatives as of December 29, 2012.

Changes in the restructuring accruals during fiscal 2012 were as follows:

In thousands	2012 Initiatives	2011 Initiatives	2010 Initiatives	2009 Initiatives	Total
Balance at December 31, 2011	$—	$2,384	$241	$267	$2,892
Restructuring charges	10,126	(277)	(20)	(4)	9,825
Severance paid	(7,208)	(2,094)	(221)	(263)	(9,786)

Balance at December 29, 2012	$2,918	$13	$—	$—	$2,931

The majority of the remaining severance and related benefits associated with the 2012 and 2011 initiatives are expected to be paid by the end of fiscal 2014.